CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥) ¥ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 CNY (¥) ¥ / shares shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares
CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS
Revenues (including transactions with related parties of RMB37,152, RMB38,471 and RMB40,520 for the years ended December 31, 2020, 2021 and 2022, respectively)	¥ 3,604,919	$ 522,664	¥ 2,959,324	¥ 1,352,196
Cost of revenues (including transactions with related parties of RMB91,989, RMB135,058 and RMB149,547 for the years ended December 31, 2020, 2021 and 2022, respectively)	(1,796,867)	(260,521)	(1,405,423)	(594,399)
Gross profit	1,808,052	262,143	1,553,901	757,797
Operating expenses:
Selling and marketing expenses (including transactions with related parties of RMB33,921, RMB120,315 and RMB2,541 for the years ended December 31, 2020, 2021 and 2022, respectively)	(2,026,468)	(293,810)	(1,634,733)	(734,753)
Research and development expenses	(763,362)	(110,677)	(619,585)	(329,763)
General and administrative expenses	(621,973)	(90,178)	(690,292)	(296,162)
Total operating expenses	(3,411,803)	(494,665)	(2,944,610)	(1,360,678)
Loss from operations	(1,603,751)	(232,522)	(1,390,709)	(602,881)
Other income/(expenses):
Investment income	70,400	10,204	59,177	56,087
Interest income	68,104	9,874	31,305	24,751
Fair value change of financial instruments	(176,685)	(25,617)	27,846	(68,818)
Exchange gains/(losses)	71,749	10,403	(16,665)	62,663
Others, net	5,983	867	(4,391)	11,728
Loss before income tax	(1,564,220)	(226,791)	(1,293,437)	(516,470)
Income tax expense	(14,183)	(2,056)	(5,443)	(1,080)
Net loss	(1,578,403)	(228,847)	(1,298,880)	(517,550)
Net income attributable to noncontrolling interests	(2,754)	(399)
Accretions of convertible redeemable preferred shares to redemption value | ¥			170,585	680,734
Net loss attributable to ordinary shareholders	(1,581,157)	(229,246)	(1,469,465)	(1,198,284)
Other comprehensive (loss)/income:
Foreign currency translation adjustments	273,310	39,626	(143,190)	(143,326)
Total other comprehensive (loss)/income	273,310	39,626	(143,190)	(143,326)
Total comprehensive loss	(1,305,093)	(189,221)	(1,442,070)	(660,876)
Net income attributable to noncontrolling interests	(2,754)	(399)
Accretions of convertible redeemable preferred shares to redemption value | ¥			170,585	680,734
Comprehensive loss attributable to Zhihu Inc.'s shareholders	¥ (1,307,847)	$ (189,620)	¥ (1,612,655)	¥ (1,341,610)
Net loss per share, basic | (per share)	¥ (5.19)	$ (0.75)	¥ (6.12)	¥ (18.36)
Net loss per share, diluted | (per share)	¥ (5.19)	$ (0.75)	¥ (6.12)	¥ (18.36)
Weighted average number of ordinary shares outstanding, basic | shares	304,836,318	304,836,318	240,174,108	65,279,970
Weighted average number of ordinary shares outstanding, diluted | shares	304,836,318	304,836,318	240,174,108	65,279,970